Environment	12 Months Ended
Dec. 31, 2017
Environmental Matters [Abstract]
Environment
37	ENVIRONMENT

Environmental expenses for the years ended December 31, 2017, 2016 and 2015, are as follows:

				12-31-2017						12-31-2016
Company incurring the cost	Project Name	Description	Project Status	Costs incurred	Capitalized cost	Expense amount	Cost to be incurred in the future	Expected date of incurring the cost	Total expenditures	Costs incurred in prior period
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
EMGESA	Environmental resource management HIDRA	Environmental resource management HIDRA	In progress	-	-	-	5,727	31-12-2019	5,727	1,463
EDESUR	Contaminating material	Investment project in the environment	In progress	5773	5,773	-	-	-	5,773	65
	Contaminating material	Handling of polluting material	In progress	110	-	110	-	-	110	105
ENEL GENERACIÓN PERÚ	Preventing activities	Biodiversity protection, sewage water treatment	Completed	270	-	270	-	31-12-2017	270	55
	Environmental studies	Environmental studies	Completed	314	-	314	-	31-12-2017	314	10
	Waste mangement	Hazardous waste management	Completed	317	-	317	-	31-12-2017	317	303
	Mitigation and restoration	Soil and water protection and recovery	Completed	41	-	41	-	31-12-2017	41	-
	Environmental monitoring	Air and climate protection, noise reduction, protection from radiation	Completed	311	-	311	-	31-12-2017	311	393
	Landscaping and gardens	Gardens, landscaping and fauna maintenance	Completed	196	-	196	-	31-12-2017	196	186
CHINANGO	Preventing activities	Biodiversity protection of the environment	In progress	27	-	27	-	-	27	-
	Environmental monitoring	Environmental studies	In progress	66	-	66	-	-	66	1
	Waste mangement	Hazardous waste management	In progress	73	-	73	-	-	73	61
	Mitigation and restoration	Soil and water protection and recovery	In progress	-	-	-	-	-	-	-
	Environmental monitoring	Air and climate protection, noise reduction, protection from radiation	In progress	453	-	453	-	-	453	497
	Landscaping and gardens	Gardens, landscaping and fauna maintenance	In progress	14	-	14	-	-	14	15
CODENSA	PCBs dismantling	Dismantling transformers with PCBS residues	In progress	(5,825)	1,261	(7,086)	6,609	31-12-2027	784	8,056
	Nueva Esperanza archaelogical rescue	Rescue of archaeological B.C. remains of culture Herrera at substation Nueva Esperanza construction site	Completed	-	-	-	-	-	-	96
	Nueva Esperanza environmental compensation	Environmental compensation for construction of Nueva Esperanza substation	In progress	(132)	625	(757)	302	31-12-2019	170	2,451

Total				2,008	7,659	(5,651)	12,638		14,646	13,757

				12-31-2016
Company incurring the cost	Project Name	Description	Project Status	Costs incurred	Capitalized cost	Expense amount	Cost to be incurred in the future	Expected date of incurring the cost	Total expenditures
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
EMGESA	Environmental resource management HIDRA	Environmental partner plan - Thermal power stations	In progress	1,463	1,463	-	-	-	1,463
	Environmental resource management HIDRA	Environmental partner plan - Hydro power plants	In progress	6,330	6,330	-	106,863	31-12-2020	113,193
ENEL GENERACIÓN PERÚ	Preventing activities	Biodiversity protection, sewage water treatment	In progress	55	-	55	-	31-12-2016	55
	Landscaping and gardens	Gardens, landscaping and fauna maintenance	In progress	186	-	186	-	31-12-2016	186
	Environmental monitoring	Air and climate protection, noise reduction, protection from radiation	In progress	393	-	393	-	31-12-2016	393
	Waste mangement	Hazardous waste management	In progress	303	-	303	-	31-12-2016	303
	Environmental studies	Environmental studies	In progress	10	-	10	-	31-12-2016	10
	Mitigation and restoration	Soil and water protection and recovery	In progress	-	-	-	-	31-12-2016	-
CHINANGO	Preventing activities	Biodiversity protection, sewage water treatment	In progress	-	-	-	-	31-12-2016	-
	Landscaping and gardens	Gardens, landscaping and fauna maintenance	In progress	15	-	15	-	31-12-2016	15
	Environmental monitoring	Air and climate protection, noise reduction, protection from radiation	In progress	497	-	497	-	31-12-2016	497
	Waste mangement	Hazardous waste management	In progress	61	-	61	-	31-12-2016	61
	Environmental studies	Environmental studies	In progress	1	-	1	-	31-12-2016	1
EDESUR	Preventing activities	Investment in environmental protection	In progress	65	65	-	-	31-12-2016	65
	Contaminating material	Contaminating material management	In progress	105	-	105	-	31-12-2016	105
CODENSA	PCBs dismantling	Dismantling transformers with PCBS residues	In progress	1,173	1,237	-64	6,883	31-12-2027	8,056
	Nueva Esperanza archaelogical rescue	Rescue of archaeological B.C. remains of culture Herrera at substation Nueva Esperanza construction site	In progress	96	96	-	-	31-12-2019	96
	Nueva Esperanza environmental compensation	Environmental compensation for construction of Nueva Esperanza substation	In progress	1,716	1,545	171	735	31-12-2019	2,451
	Dismantling power plant of Negro River	Contingency power plant of Negro River	In progress	500	-	500	3,594	31-12-2036	4,094

Total				12,969	10,736	2,233	118,075		131,044

				12-31-2015
Company incurring the cost	Project Name	Description	Project Status	Costs incurred	Capitalized cost	Expense amount	Cost to be incurred in the future	Expected date of incurring the cost	Total expenditures
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
EMGESA	El Quimbo Hydro power plant	Environmental management hydroelectric power plant	In progress	207	207	-	-		207
	Environmental resource management HIDRA	Environmental partner plan - power plants	In progress	70,240	70,240	-	110,369	31-12-2020	180,609
EDEGEL	Preventing activities	Biodiversity protection, sewage water treatment	Completed	154	-	154	-	31-12-2015	154
	Environmental monitoring	Air and climate protection, noise reduction, protection from radiation	Completed	314	-	314	-	31-12-2015	314
	Waste mangement	Hazardous waste management	Completed	289	-	289	-	31-12-2015	289
	Environmental studies	Environmental studies	Completed	33	-	33	-	31-12-2015	33
	Mitigation and restoration	Soil and water protection and recovery	Completed	4	-	4	-	31-12-2015	4
	Compensaciones por impactos	Compensaciones, aumentos de áreas verdes	Completed	221	-	221	-	31-12-2015	221
CHINANGO	Preventing activities	Biodiversity protection, sewage water treatment	Completed	109	-	109	-	31-12-2015	109
	Landscaping and gardens	Gardens, landscaping and fauna maintenance	Completed	13	-	13	-	31-12-2015	13
	Environmental monitoring	Air and climate protection, noise reduction, protection from radiation	Completed	423	-	423	-	31-12-2015	423
	Waste mangement	Hazardous waste management	Completed	53	-	53	-	31-12-2015	53
	Environmental studies	Environmental studies	Completed	30	-	30	-	31-12-2015	30
EDESUR	Contaminating material	Contaminating material management	In progress	68	-	68	-	-	68
	Transformer recovery	Project to invest in environment	In progress	46	46	-	-	-	46
CODENSA	PCBs dismantling	Dismantling transformers with PCBS residues	In progress	748	748	-	-	-	748
	Nueva Esperanza archaelogical rescue	Rescue of archaeological B.C. remains of culture Herrera at substation Nueva Esperanza construction site	Completed	700	700	-	-	31-12-2015	700
	Nueva Esperanza environmental compensation	Environmental compensation for construction of Nueva Esperanza substation	In progress	661	661	-	-	-	661